COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details Narrative)			1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 16, 2021 USD ($) $ / shares shares	Nov. 27, 2020 shares	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Jun. 03, 2021 shares	Jun. 01, 2021 shares	Apr. 30, 2021 $ / shares	Apr. 14, 2021 $ / shares
Number of warrants to purchase common stock							30,225,397		398,226	30,225,397	398,226
Warrant exercise price per share | $ / shares							$ 0.25		$ 0.372	$ 0.30	$ 0.372
Proceeds from Issuance Initial Public Offering | $			$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000			$ 1,583,000
Loss on shares issued in settlement of warrants | $	$ 77,000										$ (77,000)
Common stock par or stated value per share | $ / shares							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized							170,000,000		170,000,000	170,000,000	170,000,000	300,000,000	170,000,000
Fair value of the warrant liability | $							$ 1,127,000		$ 17,000	$ 4,929,000	$ 17,000
Income on fair value of warrants | $										1,000,000.0
Income on fair value of warrants | $							$ 3,802,000	$ 27,000		(970,000)
Measurement Input, Exercise Price [Member]
Warrants, measurement input	1.25
Measurement Input, Share Price [Member]
Warrants, measurement input	0.406
Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term	4 years 9 months 3 days
Measurement Input, Price Volatility [Member]
Warrants, measurement input fair value, percentage	101.18%
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input fair value, percentage	0.32%
Private Exchange Agreement [Member]
Number of warrants to purchase common stock	5,000,000
Warrant exercise price per share | $ / shares	$ 1.25
Warrants and Rights Outstanding, Maturity Date	Jul. 21, 2025
Private Exchange Agreement [Member] | Investor [Member]
Advaxis public offerings, net of offering costs, shares	3,000,000
IPO [Member]
Proceeds from Issuance Initial Public Offering | $										$ 3,800,000
Advaxis public offerings, net of offering costs, shares		26,666,666
Common stock shares authorized							300,000,000			300,000,000
Private Placement [Member]
Number of warrants to purchase common stock				15,333,332
Warrant exercise price per share | $ / shares							$ 0.70			$ 0.70
Warrants and Rights Outstanding, Term				5 years											5 years
Minimum [Member]
Warrant exercise price per share | $ / shares									$ 0		$ 0
Common stock shares authorized												170,000,000
Maximum [Member]
Warrant exercise price per share | $ / shares									$ 281.25		$ 281.25
Common stock shares authorized												300,000,000
Maximum [Member] | Private Placement [Member]
Number of warrants to purchase common stock						5,000,000
Warrant [Member]
Number of warrants to purchase common stock							30,225,397			30,225,397
Warrant exercise price per share | $ / shares										$ 2.80
Warrants outstanding							30,225,397			30,225,397
Advaxis public offerings, net of offering costs, shares										32,500
Warrant [Member] | IPO [Member]
Number of warrants to purchase common stock										10,754,932
Warrant [Member] | Minimum [Member]
Warrant exercise price per share | $ / shares							$ 0.30			$ 0.30
Warrant [Member] | Maximum [Member]
Warrant exercise price per share | $ / shares							$ 281.25			$ 281.25
Equity Warrants [Member]
Number of warrants to purchase common stock									327,363	16,149,898	327,363
Warrants outstanding							30,225,397		398,226	30,225,397	398,226
Common Stock [Member]
Advaxis public offerings, net of offering costs, shares								30,666,665		49,130,113	12,489,104
Common Stock [Member] | IPO [Member]
Number of warrants to purchase common stock										10,754,932
Pre Funded Warrant [Member]
Warrant exercise price per share | $ / shares														$ 0.70
Pre Funded Warrant [Member] | IPO [Member]
[custom:PrefundedWarrantsToPurchaseCommonSharesExercised-0]										7,671,937
[custom:PrefundedWarrantsToPurchaseCommonExchangeShares-0]										7,671,937
Warrant Liability [Member]
Number of warrants to purchase common stock									70,863		70,863
Warrant exercise price per share | $ / shares							$ 0.25		$ 0.37	$ 0.30	$ 0.37
Warrants outstanding									398,226		398,226
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term							2 years 7 months 9 days		3 years 10 months 13 days	2 years 10 months 13 days	3 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							118		106	123	106
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							1.29		0.29	0.77	0.29
Warrant Liability [Member] | Private Placement [Member]
Number of warrants to purchase common stock							14,075,499			14,075,499
Warrant exercise price per share | $ / shares							$ 0.70			$ 0.70					$ 0.70
Warrants outstanding							30,225,397			30,225,397
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term							5 years			5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							108			106					106
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							1.62			1.18					0.85
Warrant Liability [Member] | Minimum [Member]
Warrant exercise price per share | $ / shares								$ 0.25		$ 0.30
Warrant Liability [Member] | Maximum [Member]
Warrant exercise price per share | $ / shares								$ 22.50		$ 22.50